Taxes - Tax Rate Reconciliation Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective income tax rate reconciliation, additional disclosures
U.S. corporate tax rate	21.00%	21.00%	35.00%
Measurement period adjustments recognized related to U.S. tax reform	$ 0.1	$ 2.0	$ 5.5
Annual increase (decrease) in effective income tax rate	(15.90%)
Decrease related to U.S. tax reform	(16.50%)
Decrease related to intercompany payments	(3.40%)
Increase related to domestic and foreign audit activity	4.40%